UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: May 31, 2010
Date of reporting period: May 31, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Limited Duration U.S. Government Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended May 31, 2010

Total Return for the 12 Months Ended May 31, 2010

Morgan Stanley	Barclays Capital
Limited Duration	1-3 Year U.S.	Lipper Short
U.S. Government	Government	U.S. Government
Trust	Bond Index[1]	Funds Index[2]
2.00%	2.21%	3.41%

The Fund’s total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Gross domestic product (GDP) data for the first quarter of 2010 showed the U.S. economy was still expanding, marking the third consecutive quarter of positive GDP growth, and expectations are for continued growth in the second quarter of this year. Core inflation has remained steady and well within the Federal Reserve’s implicit target range. However, mixed signals have come from the housing market, with increases in housing starts but declines in existing home sales, and while job creation has risen, unemployment remains high. Furthermore, the impact on the economy from the removal of government fiscal stimulus packages remains to be seen.

Despite the negative effect on the financial markets of the European sovereign debt crisis in recent months, fixed income asset classes overall performed relatively well for the 12-month reporting period as improving economic data and corporate earnings boosted investor confidence and risk appetite. In this environment, spread (or non-government) sectors outperformed U.S. Treasury securities.

The mortgage-backed securities (MBS) sector, in which the Fund held a small position, posted good performance for the period, with spreads tightening across the range of coupons. Overall, however, middle and higher coupon MBS generally outperformed those with lower coupons. The Federal Reserve’s purchases of MBS during the period absorbed most of the supply, thereby supporting tighter spreads.

The agency sector has performed relatively well, thanks in part to the Temporary Liquidity Guarantee Program, which includes FDIC-backed notes issued by banks. These securities, which are included in the agency sector, have helped to boost returns in the sector.

Performance Analysis

The Morgan Stanley Limited Duration U.S. Government Trust underperformed the Barclays Capital 1-3 Year U.S. Government Bond Index (the “Index”) and the Lipper Short U.S. Government Funds Index for the 12 months ended May 31, 2010.

During the second half of the period, the portfolio was positioned to benefit from a flattening of the yield curve between the 2-year and 5-year segments of the curve. Because this flattening did not materialize as quickly as we anticipated, this positioning detracted from performance. The Fund’s interest-rate swap positions, however, were additive to performance. Throughout the period, we employed tactical strategies involving interest rate swaps that were designed to take advantage of anomalies across the swap curve.

With regard to sectors, the Fund’s holdings in agency MBS, a sector not represented in the Index, contributed to returns as the sector outperformed both Treasury and agency securities. An overweight to agency debentures, including FDIC-backed bank notes, was also beneficial. The portfolio’s overweight to these sectors led to a relative underweight to Treasuries, which was advantageous given the sector’s underperformance for the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 05/31/10
U.S. Government Agencies & Obligations	79.7%
U.S. Government Agencies — Mortgage-Backed Securities	15.4
Short-Term Investments	4.3
Collateralized Mortgage Obligation	0.6

LONG-TERM CREDIT ANALYSIS as of 05/31/10
AAA	100%

+ Does not include open long/short futures contracts with an underlying face amount of $159,303,482 with unrealized depreciation of $75,100. Also does not include open swap contracts with net unrealized depreciation of $238,694.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests substantially all of its net assets in securities issued by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury securities and Treasury Inflation Protected Securities (“TIPS”), and debt securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program and other similar FDIC programs.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This Page Intentionally Left Blank)

Performance Summary

Performance of $10,000 Investment

Over 10 Years

Average Annual Total Returns — Period Ended May 31, 2010

Symbol	LDTRX
1 Year	2.00%[3]

5 Years	3.61	[3]

10 Years	3.66	[3]

Since Inception (08/13/91)	4.25	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	The Barclays Capital 1-3 Year U.S. Government Bond Index is a sub-index of the Barclays Capital U.S. Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Short U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Short U.S. Government Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.

‡	Ending value assuming a complete redemption on May 31, 2010.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/09 – 05/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			12/01/09 –
	12/01/09	05/31/10	05/31/10
Actual (0.24% return)	$1,000.00	$1,002.40	$3.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.49	$3.48

@	Expenses are equal to the Fund’s annualized expense ratio of 0.69% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.70%.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2010

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	U.S. Government Agencies & Obligations (81.4%)
	Commercial Banks – Southern U.S. – FDIC Guaranteed (3.7%)
$10,400	Regions Bank	3.25%	12/09/11	$10,766,631

	Diversified Financial Services – FDIC Guaranteed (22.3%)
3,000	Bank of America Corp.	2.375	06/22/12	3,079,968
	Citigroup Funding, Inc. (See Note 6)
4,000		2.125	07/12/12	4,081,208
4,100		2.25	12/10/12	4,196,379
	General Electric Capital Corp.
1,400		2.125	12/21/12	1,428,617
5,300		2.20	06/08/12	5,420,527
	General Electric Capital Corp. (Series G)
1,550		2.00	09/28/12	1,576,485
6,470		2.625	12/28/12	6,679,414
14,820	GMAC, Inc.	2.20	12/19/12	15,136,911
8,130	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	8,490,175
14,500	JPMorgan Chase & Co.	2.125	12/26/12	14,802,224

				64,891,908

	Finance – Consumer Loans – FDIC Guaranteed (4.0%)
11,300	John Deere Capital Corp.	2.875	06/19/12	11,707,625

	Savings & Loan/Thrifts – Southern U.S. – U.S. Government Guaranteed (4.2%)
	U.S. Central Federal Credit Union
3,450		1.25	10/19/11	3,467,033
8,700		1.90	10/19/12	8,823,931

				12,290,964

	Super-Regional Banks – U.S. – FDIC Guaranteed (7.9%)
6,600	Citibank NA (See Note 6)	1.75	12/28/12	6,668,231
8,000	PNC Funding Corp.	2.30	06/22/12	8,187,944
7,950	Wells Fargo & Co.	2.125	06/15/12	8,113,038

				22,969,213

	U.S. Government Agencies (22.3%)
2,900	FDIC Structured Sale Guaranteed Notes Ser. A-1 (144A) (a)	0.00	10/25/11	2,858,420
	Federal Home Loan Bank
26,900		1.50	01/16/13	27,029,981
4,900		1.875	06/20/12	4,985,034
	Federal Home Loan Mortgage Corp.
12,400		1.375	01/09/13	12,426,003
2,600		4.125	12/21/12	2,781,457

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Federal National Mortgage Assoc.
$3,000		1.75%	08/10/12	$3,043,065
1,300		1.75	02/22/13	1,313,156
10,000		2.50	05/15/14	10,223,680

				64,660,796

	U.S. Government Obligations (17.0%)
	U.S. Treasury Notes
740		1.75	03/31/14	741,503
2,000		1.875	04/30/14	2,011,406
8,110		2.25	01/31/15	8,196,801
16,400		2.375	10/31/14	16,704,942
4,500		2.625	07/31/14	4,643,086
4,700		3.125	04/30/17	4,815,296
2,381		3.625	02/15/20	2,442,573
6,000		4.00	08/15/18	6,420,468
3,000		4.25	08/15/15	3,304,923

				49,280,998

	Total U.S. Government Agencies & Obligations (Cost $233,643,802)			236,568,135

	U.S. Government Agencies – Mortgage-Backed Securities (15.7%)
	Federal Home Loan Mortgage Corp. (ARM) (0.7%)
1,372		2.983	08/01/35	1,439,044
506		6.044	02/01/37	537,167

				1,976,211

	Federal Home Loan Mortgage Corp. (PC) Gold (2.1%)
5,576		4.50	12/01/24	5,843,415
129		7.50	05/01/35	146,234
63		8.00	08/01/32	72,244
66		8.50	08/01/31	76,662

				6,138,555

	Federal National Mortgage Assoc. (11.5%)
5,675		4.00	(b)	5,801,802
3,561		4.00	06/01/24	3,662,648
9,991		4.50	06/01/24 – 07/01/24	10,478,000
8,373		5.00	12/01/23 – 04/01/39	8,898,482
3,750		5.50	(b)	4,016,603
170		7.50	08/01/37	192,456
297		8.00	04/01/33	343,414
127		8.50	10/01/32	147,183

				33,540,588

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2010 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Federal National Mortgage Assoc. (ARM) (0.8%)
$1,374		2.721%		05/01/35	$1,384,395
848		4.559		07/01/35	854,771

					2,239,166

	Government National Mortgage Assoc. (0.6%)
892		7.50		11/15/32	1,016,852
661		8.50		07/15/30	776,896

					1,793,748

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $45,090,660)				45,688,268

	Collateralized Mortgage Obligation (0.7%)
	Private Issue
1,879	FDIC Structured Sale Guaranteed Notes, 2010-S1 1A (144A) (a) (Cost $1,879,097)	0	.904 (c)	02/25/48	1,886,580

	Short-Term Investments (4.4%)
	U.S. Government Obligations (d)(e) (0.7%)
1,959	U.S. Treasury Bills (Cost $1,957,416)	0	.164 – 0.20	10/28/10	1,958,162

NUMBER OF
SHARES (000)

	Investment Company (3.7%)
10,887	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (See Note 6) (Cost $10,887,220)				10,887,220

	Total Short-Term Investments (Cost $12,844,636)				12,845,382

	Total Investments (Cost $293,458,195) (f)(g)			102.2%	296,988,365

	Liabilities in Excess of Other Assets			(2.2)	(6,422,547)

	Net Assets			100.0%	$290,565,818

ARM	Adjustable Rate Mortgage. Interest rate in effect as of May 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
PC	Participation Certificate.
(a)	Resale is restricted to qualified institutional investors.
(b)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(c)	Floating rate security. Rate shown is the rate in effect at May 31, 2010.
(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(f)	Securities have been designated as collateral in connection with securities on a forward commitment basis, open futures and swap contracts.
(g)	The aggregate cost for federal income tax purposes is $294,678,122. The aggregate gross unrealized appreciation is $2,439,854 and the aggregate gross unrealized depreciation is $129,611 resulting in net unrealized appreciation of $2,310,243.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2010 continued

Futures Contracts Open at May 31, 2010:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
84	Long	U.S. Treasury Notes 5 Year, September 2010	$9,800,438	$17,959
10	Short	U.S. Treasury Bonds 30 year, September 2010	(1,226,563)	21,370
45	Short	U.S. Treasury Notes 10 Year, September 2010	(5,394,375)	20,695
655	Short	U.S. Treasury Notes 2 Year, September 2010	(142,882,106)	(135,124)

		Net Unrealized Depreciation		$(75,100)

Interest Rate Swap Contracts Open at May 31, 2010:

					NOTIONAL	UNREALIZED
	FLOATING RATE	PAY/RECEIVE		TERMINATION	AMOUNT	APPRECIATION
SWAP COUNTERPARTY	INDEX	FLOATING RATE	FIXED RATE	DATE	(000)	(DEPRECIATION)
Bank of America Group	3 Month LIBOR	Receive	2.625%	03/11/15	$26,158	$(325,929)
Bank of America Group	3 Month LIBOR	Receive	4.643	04/09/40	759	(84,492)
Bank of America Group ***	3 Month LIBOR	Pay	5.343	04/07/20	3,126	105,409
Credit Suisse Group	3 Month LIBOR	Receive	4.386	12/23/39	228	(14,970)
Credit Suisse Group ***	3 Month LIBOR	Pay	5.086	12/23/19	1,500	38,130
Deutsche Bank AG ***	3 Month LIBOR	Pay	4.40	10/01/16	25,300	12,397
Deutsche Bank AG ***	3 Month LIBOR	Receive	4.41	10/03/18	13,611	30,761

	Net Unrealized Depreciation					$(238,694)

LIBOR	London Interbank Offered Rate.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Financial Statements

Statement of Assets and Liabilities
May 31, 2010

Assets:
Investments in securities, at value (cost $267,783,424)	$271,155,327
Investment in affiliates, at value (cost $25,674,771)	25,833,038
Unrealized appreciation on open swap contracts	186,697
Cash	1,289,699
Receivable for:
Investments sold	9,856,018
Interest	1,848,661
Shares of beneficial interest sold	977,693
Interest and dividends from affiliates	146,120
Swap contracts termination	124,653
Periodic interest on open swap contracts	15,684
Principal paydowns	14,143
Prepaid expenses and other assets	31,084

Total Assets	311,478,817

Liabilities:
Unrealized depreciation on open swap contracts	425,391
Payable for:
Investments purchased	19,618,531
Variation margin	273,043
Periodic interest on open swap contracts	162,777
Shares of beneficial interest redeemed	89,131
Dividends to shareholders	64,661
Investment advisory fee	64,212
Distribution fee	61,199
Administration fee	19,584
Transfer agent fee	10,111
Accrued expenses and other payables	124,359

Total Liabilities	20,912,999

Net Assets	$290,565,818

Composition of Net Assets:
Paid-in-capital	$366,435,840
Net unrealized appreciation	3,216,376
Dividends in excess of net investment income	(609,072)
Accumulated net realized loss	(78,477,326)

Net Assets	$290,565,818

Net Asset Value Per Share 31,044,944 shares outstanding (unlimited shares authorized of $.01 par value)	$9.36

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Financial Statements continued

Statement of Operations
For the year ended May 31, 2010

Net Investment Income:
Income
Interest	$4,747,049
Interest and dividends from affiliates	266,046

Total Income	5,013,095

Expenses
Investment advisory fee	708,086
Distribution fee	655,635
Administration fee	209,803
Professional fees	86,423
Transfer agent fees and expenses	62,666
Shareholder reports and notices	42,879
Registration fees	23,613
Trustees’ fees and expenses	18,909
Custodian fees	9,603
Other	36,679

Total Expenses	1,854,296
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(13,074)

Net Expenses	1,841,222

Net Investment Income	3,171,873

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	1,682,647
Investments in affiliates	79,163
Futures contracts	(3,204,385)
Swap contracts	139,526

Net Realized Loss	(1,303,049)

Change in Unrealized Appreciation/Depreciation on:
Investments	3,351,676
Investments in affiliates	158,267
Futures contracts	78,384
Swap contracts	(542,940)

Net Change in Unrealized Appreciation/Depreciation	3,045,387

Net Gain	1,742,338

Net Increase	$4,914,211

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	MAY 31, 2010	MAY 31, 2009

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,171,873	$5,999,869
Net realized gain (loss)	(1,303,049)	4,320,780
Net change in unrealized appreciation/depreciation	3,045,387	(1,919,816)

Net Increase	4,914,211	8,400,833

Dividends to shareholders from net investment income	(4,424,886)	(6,694,561)
Net increase (decrease) from transactions in shares of beneficial interest	116,250,244	(197,222,274)

Net Increase (Decrease)	116,739,569	(195,516,002)
Net Assets:
Beginning of period	173,826,249	369,342,251

End of Period (Including dividends in excess of net investment income of $609,072 and accumulated undistributed net investment income of $444,241, respectively)	$290,565,818	$173,826,249

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010

1. Organization and Accounting Policies
Morgan Stanley Limited Duration U.S. Government Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swaps — The Fund may also enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. These are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. They generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into them on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended May 31, 2010 remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
U.S. Government Agencies & Obligations	$236,568,135	—	$236,568,135	—
U.S. Government Agencies — Mortgage-Backed Securities	45,688,268	—	45,688,268	—
Collateralized Mortgage Obligation	1,886,580	—	1,886,580	—
Short-Term Investments
U.S. Government Obligations	1,958,162	—	1,958,162	—
Investment Company	10,887,220	$10,887,220	—	—

Total Short-Term Investments	12,845,382	10,887,220	1,958,162	—

Futures	60,024	60,024	—	—
Interest Rate Swaps	186,697	—	186,697	—

Total	$297,235,086	$10,947,244	$286,287,842	—

Liabilities:
Futures	$(135,124)	$(135,124)	—	—
Interest Rate Swaps	(425,391)	—	$(425,391)	—

Total	$(560,515)	$(135,124)	$(425,391)	—

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures  To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index swap futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the year ended May 31, 2010, were as follows:

NUMBER OF
CONTRACTS
Futures, outstanding at beginning of the period	409
Futures opened	6,156
Futures closed	(5,771)

Futures, outstanding at end of the period	794

Swaps  The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

Transactions in swap contracts for the year ended May 31, 2010, were as follows:

NOTIONAL
AMOUNT
(000’S)

Swaps, outstanding at beginning of period	$24,615
Swaps opened	182,291
Swaps closed	(136,224)

Swaps, outstanding at end of period	$70,682

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2010.

	ASSET DERIVATIVES			LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE		BALANCE SHEET LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$60,024	†	Variation margin	$(135,124)†
	Unrealized appreciation			Unrealized depreciation
	on open swap contracts	186,697		on open swap contracts	(425,391)

		$246,721			$(560,515)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended May 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS

Interest Rate Risk	$(3,204,385)	$139,526

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS

Interest Rate Risk	$78,384	$(542,940)

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.27% to the portion of the daily net assets not exceeding $1 billion and 0.25% to the portion of the daily net assets exceeding $1 billion.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Shareholder Services Plan
Pursuant to a Shareholder Service Plan (the “Plan”), the Fund may pay Morgan Stanley Distributors Inc. (the “Distributor”) as compensation for the provision of services to shareholders a service fee up to the rate of 0.25% on an annualized basis of the average daily net assets of the Fund. For the year ended May 31, 2010, the shareholder servicing fee was accrued at the annual rate of 0.25%.

6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the year ended May 31, 2010, advisory fees paid were reduced by $13,074 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are included in “interest and dividends from affiliates” in the Statement of Operations and totaled $5,784 for the year ended May 31, 2010. During the year ended May 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $211,798,038 and $213,532,519, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2010 aggregated $496,024,415 and $375,495,332, respectively.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the year ended May 31, 2010:

		NET REALIZED
PURCHASES	SALES	GAIN	INCOME	VALUE
$21,580,715	$6,807,966	$79,163	$260,262	$14,945,818

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended May 31, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $12,843. At May 31, 2010, the Fund had an accrued pension liability of $62,934, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	MAY 31, 2010		MAY 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,729,859	$306,238,508	20,177,556	$187,717,402
Reinvestment of dividends	466,512	4,362,489	719,037	6,666,927

	33,196,371	310,600,997	20,896,593	194,384,329
Redeemed	(20,777,578)	(194,350,753)	(42,180,110)	(391,606,603)

Net increase (decrease)	12,418,793	$116,250,244	(21,283,517)	$(197,222,274)

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	MAY 31, 2010	MAY 31, 2009
Ordinary income	$4,392,495	$6,727,839

As of May 31, 2010, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$168,427
Undistributed long-term gains	—

Net accumulated earnings	168,427
Capital loss carryforward	(77,874,716)
Post-October losses	(105,904)
Temporary differences	(129,378)
Net unrealized appreciation	2,071,549

Total accumulated losses	$(75,870,022)

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2010 continued

As of May 31, 2010, the Fund had a net capital loss carryforward of $77,874,716, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$20,453,313	May 31, 2013
41,142,206	May 31, 2014
11,216,366	May 31, 2015
5,062,831	May 31, 2018

As of May 31, 2010, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of premiums on debt securities, capital loss deferrals on straddles and wash sales, mark-to-market of open futures contracts and dividends payable.

Permanent differences, primarily due to losses on swaps and paydowns and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at May 31, 2010:

DIVIDENDS
IN EXCESS OF	ACCUMULATED
NET INVESTMENT	NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL
$199,700	$(199,700)	—

10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund’s financial statements, if any, is currently being assessed by the Fund’s management.

Morgan Stanley Limited Duration U.S. Government Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2010		2009		2008		2007	2006
Selected Per Share Data:
Net asset value, beginning of period	$9.33		$9.25		$9.00		$8.99	$9.15

Income (loss) from investment operations:
Net investment income	0.10		0.23		0.36		0.33	0.20
Net realized and unrealized gain (loss)	0.08		0.13		0.25		0.02	(0.07)

Total income from investment operations	0.18		0.36		0.61		0.35	0.13

Less dividends from net investment income	(0.15)		(0.28)		(0.36)		(0.34)	(0.29)

Net asset value, end of period	$9.36		$9.33		$9.25		$9.00	$8.99

Total Return(1)	2.00%		3.93%		6.87%		3.93%	1.42%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.70	%(2)	0.76	%(2)	0.78	%(2)	0.88%	0.83%
Net investment income	1.21	%(2)	2.72	%(2)	3.88	%(2)	3.66%	2.63%
Rebate from Morgan Stanley affiliate	0.01%		0.03%		0.00	%(3)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$290,566		$173,826		$369,342		$355,827	$537,675
Portfolio turnover rate	150%		237%		27%		64%	133%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(3)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Duration U.S. Government Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration U.S. Government Trust (the “Fund”), including the portfolio of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration U.S. Government Trust as of May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 22, 2010

Morgan Stanley Limited Duration U.S. Government Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Limited Duration U.S. Government Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Limited Duration U.S. Government Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in

Morgan Stanley Limited Duration U.S. Government Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Frank L. Bowman (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	162	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	164	Director of various business organizations.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	162	Director of various non-profit organizations.

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	164	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	165	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Michael F. Klein (51) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	162	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	164	None.

W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	162	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee***

Fergus Reid (77) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	165	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by	Other Directorships
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Held by Interested
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Trustee***

James F. Higgins (62) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	163	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
***	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Managing Director and Head of Americas distribution, product and marketing for Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Head of Retail and Intermediary business, Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Mary Ann Picciotto (37) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since May 2010	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc., Van Kampen Asset Management, Van Kampen Investments Inc. and Van Kampen Advisors Inc. (since April 2007).

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Francis J. Smith (44) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and the Institutional Funds (since March 2010).

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2010 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended May 31, 2010. 26.76% of the Fund’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Piccotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company, Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Limited Duration
U.S. Government Trust

Annual Report

May 31, 2010

MSLANN
IU10-02704P-Y05/10

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2010

	Registrant			Covered Entities(1)
Audit Fees		$40,000		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,909,000	(2)
Tax Fees		$7,830	(3)		$1,013,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,830			$7,922,000

Total		$47,830			$7,922,000
2009

	Registrant			Covered Entities(1)
Audit Fees		$40,875		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,418,000	(2)
Tax Fees		$5,165	(3)	$881,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,165		$7,299,000

Total		$46,040		$7,299,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration U.S. Government Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 20, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2010